SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Aug. 14, 2013 Subsequent Event [Member]	Aug. 14, 2013 Subsequent Event [Member] Minimum [Member]	Aug. 14, 2013 Subsequent Event [Member] Maximum [Member]	Aug. 14, 2013 Subsequent Event [Member] Taizhou Bank [Member]	Aug. 14, 2013 Subsequent Event [Member] Taizhou Bank [Member] Minimum [Member]	Aug. 14, 2013 Subsequent Event [Member] Taizhou Bank [Member] Maximum [Member]	Aug. 14, 2013 Subsequent Event [Member] ICBC [Member]
Subsequent Event [Line Items]
Payment of short term debt	$ 2,786,000	$ 4,842,000				$ 800,000			$ 1,100,000
Proceeds from short term borrowing	7,596,000	3,051,000				1,300,000
Interest rate							7.05%	7.41%
Maturity date				Jan. 01, 2014	Feb. 01, 2014		Jan. 01, 2014	Feb. 01, 2014
Maturity of notes payable			9,300,000
Notes payable issued			$ 7,300,000